Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016
Class A
Account Value [Line Items]
Accumulated Value	$ 41,601	$ 37,945	$ 39,290	$ 36,238	$ 32,190	$ 28,920	$ 25,083	$ 22,213	$ 22,003	$ 24,872	$ 32,970	$ 35,686	$ 26,057	$ 17,127	$ 16,329	$ 16,466	$ 17,521	$ 13,564	$ 11,496	$ 9,818	$ 9,425
Class C
Account Value [Line Items]
Accumulated Value	41,922	38,329	39,790	36,792	32,761	29,504	25,654	22,775	22,624	25,627	34,060	36,964	27,059	17,858	17,071	17,252	18,400	14,271	12,132	10,388	10,000
No Load
Account Value [Line Items]
Accumulated Value	45,995	41,846	43,226	39,770	35,227	31,572	27,322	24,126	23,851	26,885	35,552	38,382	27,962	18,327	17,446	17,563	18,672	14,438	12,227	10,432	10,000
S&P500 Index
Account Value [Line Items]
Accumulated Value	41,793	37,191	34,718	31,790	29,960	26,848	23,566	20,581	20,325	22,295	22,895	19,156	17,455	14,591	14,315	13,486	13,909	12,883	11,623	11,001	10,000
S&P 500Index
Account Value [Line Items]
Accumulated Value	41,793	37,191	34,718	31,790	29,960	26,848	23,566	20,581	20,325	22,295	22,895	19,156	17,455	14,591	14,315	13,486	13,909	12,883	11,623	11,001	10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 41,793	$ 37,191	$ 34,718	$ 31,790	$ 29,960	$ 26,848	$ 23,566	$ 20,581	$ 20,325	$ 22,295	$ 22,895	$ 19,156	$ 17,455	$ 14,591	$ 14,315	$ 13,486	$ 13,909	$ 12,883	$ 11,623	$ 11,001	$ 10,000